GS Mortgage-Backed Securities Trust 2022-RPL1

Exhibit 99.1 - Schedule 6

LOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
654220757	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXXthe borrower called to check on late fee and notice received. On XX/XX/XXXX borrower called regarding 7 day grace period letter sent. On XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX borrower called t have late fee removed and disputes he sent the payment before the grace period ended. Servicer put in the request to have the late charge removed. On XX/XX/XXXX borrower called and made a payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654616284	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was established XX/XX/XXXX - XX/XX/XXXX.  The property is located in an area impacted by a XXX disaster (XXX XX/XX/XXXX); damage was reported and a claim was filed.  On XX/XX/XXXX the borrower asked where to send insurance claim checks received.  On XX/XX/XXXX the borrower reported having claim checks that needed to be endorsed; servicer provided mailing address.  On XX/XX/XXXX the servicer deposited checks in the amounts of $X.XX and $X.XX related to disaster damage.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments reflect active insurance claim for damage related to XXX disaster.  Claim checks in the amounts of $X.XX and $X.XX were deposited.  There is no evidence repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654892559	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in about a duplicate payment made online on XX/XX/XXXX and XX/XX/XXXX.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/06/2021
654585612	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX toXX/XX/XXXX due to performing status. On XX/XX/XXXX the borrower called for online assistance locating the year end statement. On XX/XX/XXXX the borrower called to reschedule a payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/19/2021
654173890	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. On XX/XX/XXXX outbound contact was made with the co-borrower, who advised the borrower had passed away and made a payment. On XX/XX/XXXX and XX/XX/XXXX the co-borrower called to confirm receipt of the death certificate. On XX/XX/XXXX the co-borrower called to inquire about the escrow analysis. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/23/2021
654512788	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired about their payment increase. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower’s spouse stated the borrower was deceased. On XX/XX/XXXX, the borrower’s spouse inquired about the loan assumption process. On XX/XX/XXXX, the authorized third party stated they mailed out their most recent payment. On XX/XX/XXXX, the borrower’s spouse inquired if their most recent payment posted. On XX/XX/XXXX, the borrower’s spouse called in to get assistance making their payment online. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX disaster due to XXX on XX/XX/XXXX. No property damage noted.	12/31/2021	12/11/2021
654278561	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf wasXX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the spouse’s call was transferred to the insurance department to update the insurance information.  OnXX/XX/XXXX, the authorized third party inquired about the increase in the monthly payment.  On XX/XX/XXXX, the spouse advised that changed insurance carriers and requested an escrow analysis.  The agent advised that the prior insurance company sent a refund, and a lender policy is in effect.  On XX/XX/XXXX, the authorized spouse discussed the lender placed insurance policy and to send a copy of the insurance policy.  OnXX/XX/XXXX, the borrower’s spouse called to confirm if the homeowner’s association document was received.  The agent discussed the turnaround time for the lender’s insurance policy to be cancelled.   The caller was informed to make the same payment until the escrow analysis was run.   There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/14/2021
654086180	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf wasXX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to confirm a principal curtailment was completed. On XX/XX/XXXX the co-borrower called to make a payment and report that the primary borrower passed away. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654659142	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a replacement payment to cover the check returned for non-sufficient funds.  The agent discussed all workout options.  Occupancy was verified.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An insurance claim was filed for XXX damage that occurred on XX/XX/XXXX per notes dated XX/XX/XXXX.  The damage details, the claim decision and the repair status were not indicated.  The claim is pending receipt of the insurance estimate and claim check per notes dated XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654891752	2	[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, an authorized third party (ATP) as Successor in Interest (SII) called to ask about the 1098 tax form, the last escrow analysis and payments. On XX/XX/XXXX, the ATP called to see what balances need to be paid first on the account and the servicer explained. On XX/XX/XXXX, the ATP called to inquire on the loan status and inquired about receipt of letters. The ATP advised of having mailed the payment on XX/XX/XXXX. The ATP called regarding the lender transfer letter but was advised the servicer will remain the same. On XX/XX/XXXX, the ATP inquired about where the extra money went. The ATP stated intention to pay the escrow shortage and then to have escrow removed and also had additional funds applied to principal. The ATP called to inquire about a statement accuracy but the call was dropped. On XX/XX/XXXX, the ATP called to inquire about what is needed for an assumption and advised of income being from social security and survivor benefits but did not continue the call. On XX/XX/XXXX, the ATP re-inquired about the documents needed for an assumption. On XX/XX/XXXX, the ATP advised that assistance was not requested but did send over the affidavit from the court for the Estate. The servicer confirmed receipt of some assumption documents and advised of documents still needed. On XX/XX/XXXX and XX/XX/XXXX, the ATP was advised of documents still needed and documents received. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the ATP followed up on the assumption process.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/23/2021
654081977	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations and made a promise to pay. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower stated they were not interested in applying for loss mitigations options. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower stated the subject property’s XXX. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower stated their roof damage isn’t covered by their insurance policy. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. There was no further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower filed a loss draft claim due to XXX damage. On XX/XX/XXXX, the borrower stated their insurance policy didn't cover the type of damages to the XXX. As of the review date, the status of the property's' repairs is unknown.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX disaster, due to XXX on XX/XX/XXXX.	12/31/2021	12/27/2021
654235442	2	[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower or estate of borrower fromXX/XX/XXXX to XX/XX/XXXX. Property was in XXX disaster area noted on XX/XX/XXXX, no evidence of damages. Authorized third party son of borrower called XX/XX/XXXX to confirm he is authorized on account. Party asked for payoff and stated will send in death certificate. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/23/2021
654240719	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX when the borrower called about not receiving billing statements. Updated mailing address and phone number. On XX/XX/XXXX the borrower called to confirm the statement was mailed. Also advised of payment options. No further contact as noted.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654516083	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	12/30/2021
654013993	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no evidence of borrower contact fromXX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the servicer contacted the borrower and completed the welcome call process. The borrower was then called on XX/XX/XXXX regarding the May payment. The borrower stated they would pay within the grace period. The borrower requested assistance on XX/XX/XXXX with accessing their account over the website. A payment was taken over the phone on XX/XX/XXXX. On XX/XX/XXXX the borrower called to report an insurance claim. The servicer contacted the borrower on XX/XX/XXXX regarding payment for the hazard insurance. The borrower stated they paid it the prior day. There was no further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the borrower called and reported a claim; details of the damages were not provided. Notes on XX/XX/XXXX stated two checks for $X.XX and $X.XX were received and sent for endorsement. The funds were released to the borrower on XX/XX/XXXX. There was no reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654835971	2	[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX servicer spoke with third party son regarding father's passing and wanted to know the next steps and was advised to send in copy of will and deed showing owner. Comment dated XX/XX/XXXX reflects death certificate received and successor in interest confirmed. On XX/XX/XXXX the successor in interest called in to get information on mom being confirmed as the successor in interest and the agent advised not yet authorized on the account and mother would need to authorize him. The third party was not understanding stating he should be the authorized party as was the one who send over the documents needed for his mom and agent advised that was not how the process works. The third party was asking about refinance and requested to speak with refinance department. Comment on XX/XX/XXXX and XX/XX/XXXX reflects XXX campaign sent. There has been no damage reported. Comment on XX/XX/XXXX reflects XXX campaign sent. There has been no damage reported. On XX/XX/XXXX authorized third party son called in stating mother called and gave authorization and agent advised they needed insurance policy. On XX/XX/XXXX authorized third party son called in and advised made the October payment to the wrong account. The agent opened task to reallocate payment made on XX/XX/XXXX in amount of $1032.97 to this account. On XX/XX/XXXX authorized third party son called in following up on statements. The agent advised statement was just mailed on XX/XX/XXXX to new address on file. Authorized party wanted to know if the new insurance information was received and agent advised does not see it and third party stated will follow up tomorrow. On XX/XX/XXXX authorized party called in regarding updated insurance documents. The agent advised cannot be applied to account due to name discrepancy. On XX/XX/XXXX authorized third party called in regarding the insurance stating received a letter. The agent advised need to get mother added as an authorized user and once completed can add mother to account and add the insurance and cancel the lender placed insurance. On XX/XX/XXXX authorized party called in regarding insurance documents sent in to add spouse on the policy and agent advised documents have not yet been received. On XX/XX/XXXX authorized party called in and advised that an email request was made to have this reviewed and can update the account and remove lender placed insurance. On XX/XX/XXXX authorized party called in regarding lender placed insurance and agent advised that per notes policy is not acceptable. On XX/XX/XXXX authorized third party called in regarding lender placed insurance and asked why the other loan was not having the same issues as this one. The agent explained that the other loan has HOA insurance and does not required dads name on the policy. Authorized party stated sent in death certificate and warranty deed and agent advised is showing in documents. On XX/XX/XXXX authorized third party called in to check on insurance coverage sent in to see if has been updated and agent advised not yet updated. On XX/XX/XXXX authorized party called in wanting to know if account has been updated to show the new insurance information and agent advised not yet updated but has submitted a request to have have the insurance line updated and remove lender placed policy. On XX/XX/XXXX authorized party called in to check status of name update on the account and was advised still need more documentation from probate courts showing full ownership was transferred to his mother in order to update the account to add mothers name. On XX/XX/XXXX authorized party called in for status of name being added to account to accept insurance policy. On 12/22/201 the authorized party called in to see if lender placed insurance has been removed. Authorized party also inquired about adding mom to account stating has provided everything to do this process without having to refinance the loan. The agent advised death certificate has been found and will have this portion handled. The agent also advised has forwarded an email to the insurance department to cancel out the lender placed policy and add the new insurance provided. On XX/XX/XXXX authorized part called in as the insurance has lapsed and wanted to know how to show his mother was the owner so he could remove lender placed policy and have own insurance. There has been no further contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654195244	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the hazard policy renewal. On XX/XX/XXXX the borrower called to inquire about a payment increase. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. On XX/XX/XXXX the borrower called for the account number in order to make the payment online. On XX/XX/XXXX the borrower called to discuss assistance options due to their spouse passing away. On XX/XX/XXXX the borrower called to inquire about the property taxes. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654481856	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [3] Property Damage - UTD - No evidence of resolution [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no evidence of contact prior to XX/XX/XXXX. The borrower called at that time stating they had a claim check they needed to get endorsed. The borrower called on XX/XX/XXXX about a letter they received. The servicer explained the letter and advised the account was current. There was no further evidence of borrower contact. The loan is performing and in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  A prior chapter XX was filed on XX/XX/XXXX (case number XXX) and discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on XX/XX/XXXX stating they had a claim check the needed to get endorsed. Details of the damages were not provided. Notes on XX/XX/XXXX stated a claim check for $X.XX was released to the borrower. There was no reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654296487	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX when the borrower called about an insurance check. On XX/XX/XXXX the borrower stated the XXX and the repairs were complete. On XX/XX/XXXX the borrower called to confirm the insurance was escrowed. They pay their own taxes. On XX/XX/XXXX the borrower called about the missing claim estimate. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/13/2021
654898729	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX toXX/XX/XXXX ; file was in active Chapter XX bankruptcy. Bankruptcy was discharged XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding insurance claim check for XXX damage. Servicer advised on process for endorsement. Claim funds in the amount of $X.XX. Claim was closed XX/XX/XXXX. Borrower called XX/XX/XXXX and stated he has another check for additional damages. Servicer advised to send in check for endorsement. Claim funds received for$X.XX on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding missing documents letter. Borrower called XX/XX/XXXX regarding insurance claim letter. Servicer advised updated estimate is required. Claim was closed on XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	10/12/2021
654152122	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been no contact with the borrower or servicer contact attempts. The loan has been performing throughout the 12 month review period.	12/31/2021	11/04/2021
654014754	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the authorized third party spouse called in for insurance information and the agent provided borrower with lender placed insurance information. On XX/XX/XXXX servicer called and spoke with borrower and handed phone to spouse regarding the home being impacted by recent XXX disaster ad needed to know if a claim has been filed. The third party spouse verified damage sustained and that the insurance adjuster came out on XX/XX/XXXX and stated will take about 3 weeks to a month and to follow back up with them. Comment on XX/XX/XXXX reflects insurance claim check received and claim funds in amount of $X.XX was posted to loss draft. There has been no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance claim filed for XXX damage cause by XXX on date of loss XX/XX/XXXX.The claim check in amount of $X.XX was received and posted to loss draft on XX/XX/XXXX. The claim is ongoing.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654955858	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no evidence of borrower contact fromXX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX a third party (child of the borrower) called stating the borrower was deceased. The servicer advised to send in the death certificate and legal documents supporting they were the Executor of the Estate. The authorized third party was informed on XX/XX/XXXX they were updated as the successor in the system. However, a conversation with the borrower on XX/XX/XXXX referenced documentation was missing to appoint the third party as the successor. The third party filed a dispute regarding the information needed. The death certificate was received on XX/XX/XXXX. The borrower requested on XX/XX/XXXX to have a letter sent to them confirming they were the successor of interest. No further evidence of a dispute. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
654025827	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on packet received and was advised of welcome packet. On XX/XX/XXXX, the authorized third party was advised to send in death certificate. On XX/XX/XXXX, authorized third party discussed options to submit payments. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654194540	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to get info on loss draft check. On XX/XX/XXXX borrower called to verify check will be sent out soon. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XX/XX/XXXX Claim filed for XXX damage in amount of $X.XX. Unable to determine the cause of loss or date of loss.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/27/2021
654393351	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower confirmed verification of mortgage. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Property was located in disaster area designated by XXX for XXX on XX/XX/XXXX. No damage was noted.	12/31/2021	11/05/2021
654267233	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized 3rd party called to confirm transfer information received regarding the loan and advised they are wanting to refinance. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654145312	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to go over their loan’s boarding details. On 0XX/XX/XXXX, the borrower’s spouse informed the Servicer of the borrower’s death and inquired about the assumption process. On XX/XX/XXXX, the borrower’s family member stated they were still working on gathering the necessary documents to begin the assumption. On XX/XX/XXXX, the borrower’s executor called in to inquire about getting a check reissued. On XX/XX/XXXX, the borrower’s relative stated they were still trying to gather the necessary assumption documents. On XX/XX/XXXX, the borrower’s executor was advised of the necessary assumption documents still required to proceed with their authorization. On XX/XX/XXXX, the borrower’s executor stated they would contact their attorney to assist in the assumption process. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/17/2021
654727184	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called inquiring about the next steps of the loss draft process for a XXX damage claim with a date of loss of XX/XX/XXXX because the check was deposited without the servicer’s endorsement. The servicer advised to send the check in unendorsed. The check was received on XX/XX/XXXX and then it was endorsed and released to the borrower on XX/XX/XXXX as a non-monitored claim and the claim was closed. On XX/XX/XXXX, the borrower inquired about receipt of a letter and was advised that proof of insurance was needed. A policy was received XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment plus principal curtailment. The servicer advised that a $500 monthly curtailment was mature the loan in XXXX. On XX/XX/XXXX, the borrower called to request an amortization schedule with $300 monthly principal since one is not available online. There was no further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A XXX damage claim with a date of loss of XX/XX/XXXX was classified as non-monitored and the check of $X.XX was endorsed and released back to the borrower on XX/XX/XXXX with the claim closed. No evidence of the repair status.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654211578	3	[3] Evidence of environment issues surrounding property. [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in for name of insurance company. The agent provided name and policy number. On XX/XX/XXXX borrower called in for check information regarding claim and agent provided mailing address to send the check. Comment on XX/XX/XXXX reflects claim classified as stamp and go. On XX/XX/XXXX claim check in amount of $X.XX was mailed to borrower via XXX and claim was closed on XX/XX/XXXX. On XX/XX/XXXX borrower called in and was advised claim check was mailed XX/XX/XXXX via XXX. On XX/XX/XXXX borrower called in and advised still has not received the claim check that was mailed. The agent advised can take up to 10 business days to be received by mail. On XX/XX/XXXX borrower called in regarding XXX claim that has been denied and agent advised would need to go through insurance or to seek legal advice. The borrower stated XXX clean up is $X.XX. On XX/XX/XXXX borrower called in wanting to know id servicer shops for insurance and the agent advised they do not. There has been no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower called in regarding XXX claim that has been denied and stated XXX clean up is $X.XX and cannot live in home at this time. The borrower was advised will need to go through insurance company or seek legal advice.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
654313121	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Co-borrower is deceased. Servicer called borrower and made welcome call; went over account information and payment options. Borrower called XX/XX/XXXX and stated has not yet received welcome letter and will not make payment until he receives letter. Servicer called XX/XX/XXXX for payment. Borrower stated he was not aware of payment change on account and stated will make payment on XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654342625	3	[3] Property Damage - Fire - No evidence of repair [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. The borrower called on XX/XX/XXXX and again on XX/XX/XXXX to make payments. On XX/XX/XXXX the borrower called to report a claim for XXX damages. The borrower called on XX/XX/XXXX for an update on the claim status. The borrower was informed on XX/XX/XXXX to send in the claim check for $X.XX unendorsed along with the estimate. The servicer stated a final inspection was not required. On XX/XX/XXXX the borrower was advised the check and claim docs were just received and to allow 24-48 hours for processing. The borrower confirmed on XX/XX/XXXX their payment was received. Notes on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX referenced discussions regarding the status of the claim check. Comments from XX/XX/XXXX through XX/XX/XXXX referenced the borrower calling once each month to make a payment. Notes on XX/XX/XXXX indicated the property was located in a XXX zone for XXX; no damages reported. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called to report a claim for XXX damages. The borrower was informed on XX/XX/XXXX to send in the claim check for $X.XX unendorsed along with the estimate. The servicer stated a final inspection was not required. The check was received on XX/XX/XXXX. Notes on XX/XX/XXXX stated the damages were caused by XXX on XX/XX/XXXX. The total claim amount was noted as $X.XX. The check was released to the borrower on XX/XX/XXXX. There was no reference to the repairs being completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/27/2021
654965317	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was establishedXX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower asked for confirmation their payment was received.  On XX/XX/XXXX the borrower requested information needed to file an insurance claim.  On XX/XX/XXXX the borrower reported insurance claim was filed for XXX damage suffered in XX/XX/XXXX.  A check in the amount of $X.XX was received and requested endorsement.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments reflect an insurance claim filed for XXX damage suffered in XX/XX/XXXX.  The borrower requested endorsement of a check in the amount of $X.XX on XX/XX/XXXX.  Servicer provided instructions but there is no evidence the check was received or repairs were ongoing.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654391047	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments made on time during the review period and in an active bankruptcy. The loan performed throughout the entire review period.	12/31/2021	12/21/2021
654937497	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior toXX/XX/XXXX, there was contact with the borrower. OnXX/XX/XXXX, the borrower made a payment and discussed being in active military since XXX. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower requested assistance with online account portal. On XX/XX/XXXX, the borrower had questions on claim check received on a resolved claim. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Property may have been impacted by XXX as noted on XX/XX/XXXX and XXX as noted on XX/XX/XXXX. Damage was noted prior to review with date of loss on XX/XX/XXXX. Damage was resolved and claim was closed.	12/31/2021	12/31/2021
654314706	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the authorized third party inquired about the escrow on the account and when the premiums were paid. On 0XX/XX/XXXX, the borrower called to request a statement and the account number. Servicer advised how to obtain it online. On XX/XX/XXXX, the borrower requested for statements to be mailed and disputed the credit reporting during servicer transfer as payments were sent to the new servicer ahead of the transfer. The borrower agreed to send in the credit report for the dispute. No further reference to the dispute evident. There was no further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654677101	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf wasXX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized 3rd party called to request reissue of loss draft check. OnXX/XX/XXXX authorized 3rd party called docs for SII review. No further contact. Loan is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/27/2021
654250171	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no sign of contact prior to XX/XX/XXXX. The borrower called on XX/XX/XXXX about a refund check they received. The servicer advised it was due to an escrow overage and the can either cash it or send it in to be deposited towards the escrow account. The borrower later called on XX/XX/XXXX to request a copy of their 1098 tax form. Notes on XX/XX/XXXX indicated the property was located in a XXX zone (XXX); no sign of damages. There was no contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called in stating the other borrower passed away and they were only receiving social security for income. The borrower inquired about a long-term payment plan. The borrower then called on XX/XX/XXXX to make a payment and inquire about the status of their application for a modification review. On XX/XX/XXXX the borrower confirmed the November payment was received and further discussed the modification. The borrower called on XX/XX/XXXX to discuss the payment reversal for incorrect account number, and advised they were mailing in the missing documents for the review. A COVID forbearance plan was setup on XX/XX/XXXX.  On XX/XX/XXXX the borrower confirmed the account number on file for payments. On XX/XX/XXXX the borrower discussed the terms of the forbearance plan and confirmed the loan was due for December. The borrower called on XX/XX/XXXX to extend the forbearance plan stating hardship was ongoing. On XX/XX/XXXX the borrower discussed the posted deferment for December and status of the modification review. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process.  The borrower discussed the missing documents on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/03/2022
654470583	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called and stated she will make payment online on XX/XX/XXXX. Hazard claim was filed for XXX damage noted on XX/XX/XXXX. All claim funds were disbursed XX/XX/XXXX and claim was closed. Borrower calledXX/XX/XXXX for status of insurance claim. Servicer advised check was mailed on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/23/2021
654985086	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no evidence of contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called and scheduled payments to draft on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. The borrower called again on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX to make additional payments. On XX/XX/XXXX the borrower scheduled the next three payments and requested to be setup on bi-weekly payments. The borrower next called on XX/XX/XXXX and XX/XX/XXXX to setup additional payments to draft. On XX/XX/XXXX the borrower called to check on the status of their payments. There was no further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	XX/XX/XXXX
654890908	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no evidence of contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the co-borrower called stating the borrower is deceased. The co-borrower advised they plan on paying off the loan. On XX/XX/XXXX the co-borrower updated the automatic draft information. The co-borrower discussed the payment history on XX/XX/XXXX. The death certificate was received on XX/XX/XXXX and the co-borrower was updated as the borrower. The borrower called on XX/XX/XXXX to update their contact information. The borrower discussed the account on XX/XX/XXXX; no specifics were provided. On XX/XX/XXXX the borrower discussed the taxes stating they paid the 2020 taxes and submitted a receipt. The borrower called on XX/XX/XXXX regarding their statement not being available. On XX/XX/XXXX the borrower called wanting to discuss the escrow account and requested a copy of the escrow history. No further evidence of contact. A payoff quote request was notated on XX/XX/XXXX. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/01/2022
654192564	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the servicer gave instructions to send the death certificate and executor information.  On XX/XX/XXXX, the third party made a payment and advised that the borrower is deceased.  On XX/XX/XXXX, the third party promised to send information confirming the rightful heir of the property.  On XX/XX/XXXX, the third party called to make sure all the paperwork was received to be added to the account.  On XX/XX/XXXX, the confirmed successor in interest confirmed that the borrower’s children are occupying the home.  The payment was late due to excessive obligations.  The agent confirmed receipt of the successor in interest documents.  There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	10/13/2021
654091753	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was notedXX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower called with an insurance claim; servicer provided the insurance carrier's phone number.  No details on the type of claim or damage was mentioned.  OnXX/XX/XXXX the borrower stated their spouse has not worked since last year and they are now looking to sell the home.  Borrower requested a payment deferral due to their payroll schedule; agent explained paying late fee would be better than owing an additional payment at the end of the loan and borrower agreed.  On XX/XX/XXXX the borrower was provided the next due date and amount due.  On XX/XX/XXXX the borrower requested deferment; borrower stated spouse lost job due to COVID-19 and unemployment benefits have ended.  Borrower wanted 1 payment deferred in order to catch up with payroll schedule and begin on time payments in October.  Servicer advised unable to defer payment until a loss mitigation application is received.  On XX/XX/XXXX the borrower requested deferment again; borrower stated their spouse lost unemployment benefits in August but would begin a new job on XX/XX/XXXX.  Servicer advised no options were available.  No further contact was established.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654845410	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to 0XX/XX/XXXX. On XX/XX/XXXX the borrower called to reset the password and promised a payment. On XX/XX/XXXX the borrower requested a website rest and borrower promised the next 3 month payments. On XX/XX/XXXX the borrower called for a password reset and to schedule multiple payments. No further contact was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
654269012	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no contact or attempts to contact the borrower in the 12 month review. The loan has been current the past 12 months.	12/31/2021	12/05/2021
654563181	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in wanting to know how much interest was paid in 2016 - 2020. The agent pulled u all of the 1098 statements for the years 2016- 2020 and confirmed the amounts with borrower. Comment on XX/XX/XXXX reflects dispute was closed.. The dispute was regarding credit reporting indicating servicer did not report and update was made to reflect CCC. There has been no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654827843	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that the payment was sent next day air and should be received today.  On XX/XX/XXXX, the homeowner promised to pay $1422.08 on XX/XX/XXXX.  On XX/XX/XXXX, the customer confirmed that mailed a payment on XX/XX/XXXX.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower called and inquired why the maturity date was so far out.  A copy of the XXXX modification agreement was mailed on XX/XX/XXXX.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified in XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/23/2021
654954136	2	[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Primary borrower is deceased.  Borrower called XX/XX/XXXX and stated will make payment on account on XX/XX/XXXX. Borrower declined assistance. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested due date change on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Property was in XXX disaster area noted on XX/XX/XXXX, no evidence of damages. Borrower called each month from XX/XX/XXXX to XX/XX/XXXX to make payments on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654999704	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payment increase. Servicer went over escrow analysis. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding claim check endorsement. Borrower called XX/XX/XXXX regarding insurance claim. Servicer advised to send in claim check for endorsement and copy of adjuster's report. Claim funds were released XX/XX/XXXX and claim was closed. Borrower called XX/XX/XXXX to confirm claim funds were released. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/17/2021
654334305	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments made on time during the review period. The loan performed throughout the entire review period. Sole borrower is deceased; surviving spouse is the confirmed successor.	12/31/2021	11/04/2021
654843517	3	[3] Property Damage - Vandalism - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to make a payment with a debit card but was advised of not being an acceptable form of payment.  Borrower made a payment using checking information. On XX/XX/XXXX, the borrower made a payment in the amount of $722.84. On XX/XX/XXXX, the borrower called to talk to insurance department. On XX/XX/XXXX, the borrower stated that they filed a claim for damage from XX/XX/XXXX. OnXX/XX/XXXX, the borrower inquired on insurance claim and was advised of check being received on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on status of claim check. Advised the borrower that they check was endorsed and released. On XX/XX/XXXX, the borrower inquired on if the claim check was received. Advised the borrower that the check was received and will be submitted for review. Advised the borrower to allow a few business days to release the final funds and close the claim. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Loss amount was noted as $X.XX  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	09/14/2021
654011878	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called about the active claim for XXX damage. Advised of the documents needed. On XX/XX/XXXX and XX/XX/XXXX the borrower called to speak with the insurance department about the claim. There was no further contact
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Monitored claim last noted XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/03/2021
654340241	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Property was in XXX disaster area on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower also stated has insurance claim for XXX damage. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim on property. Claim funds in the amount of $X.XX were received and repairs are in process. 96% inspection was received on XX/XX/XXXX and claim is pending funds disbursement approval. On XX/XX/XXXX servicer advised borrower that inspection was received and final draw is being requested. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damages, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. 96% inspection received XX/XX/XXXX and file is pending release of draw check as of XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/07/2022
654144857	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The comments were extremely limited due to the loan has remained current for the past 12 months. There was no contact prior to XX/XX/XXXX. At that time, an authorized third party called to discuss the 1098 and insurance on the account. There was no further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/16/2021
654296404	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in due to the loan being current and all payments made on time during the review period. The loan performed throughout the entire review period.	12/31/2021	12/17/2021
654248851	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make payment. On XX/XX/XXXX, the co-borrower informed the Servicer of the primary borrower’s death and inquired about refinancing their loan. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654235707	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to file a loss draft claim. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments, dated XX/XX/XXXX, reflect the borrower previously filed either a Chapter XX or Chapter XX Bankruptcy - no further details were provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Comments reflect a loss draft claim was filed, on XX/XX/XXXX, due to XXX damage. The claim was closed on XX/XX/XXXX.	12/31/2021	12/20/2021
654195879	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/16/2021
654435904	2	[2] Current Status - Bankruptcy [2] Occupancy - Non Owner Occupied [2] Property is located in a XXX disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Notes reflect a prior Chapter XX (case number XXX) filed on XX/XX/XXXX and discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The comments were limited due to the loan is in bankruptcy and has been performing for the past 12 months. There was no sign of contact attempts. Commentary reflected the borrower making payments through the automated system each month. Notes indicated the property was located in a XXX zone on XX/XX/XXXX (XXX) and again on XX/XX/XXXX (XXX). No damages were reported. The loan continues to perform.	12/31/2021	12/23/2021
654246222	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss account. Borrower called XX/XX/XXXX and stated she is sending in property tax payment. Borrower called XX/XX/XXXX and stated property taxes are paid in full. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	07/15/2021
654352977	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX borrower called ad made a payment. On XX/XX/XXXX borrower advised had a death in the family her husband passed away XX months ago. Borrower set up a payment. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower to advise he will make a payment on 15th. On XX/XX/XXXX borrower advised just got out of the hospital and made a payment. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower called to make a payment in amount of $1056.33. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/13/2021
654364292	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower or other party fromXX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. Authorized third party called XX/XX/XXXX and XX/XX/XXXX to make payments on account. Authorized third party called XX/XX/XXXXregarding corporate advance fees and to discuss payment increase. Authorized third party called XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/18/2021
654495464	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was notedXX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower called to confirm their January payment was received.  The property is located in an area impacted by a XXX disaster (XXX XX/XX/XXXX); no damage was reported.  On XX/XX/XXXX the stated March payment check was mailed last Sunday.  On XX/XX/XXXX the borrower called in regards to change in loan ownership letter received.  On XX/XX/XXXX the borrower discussed mobile app and asked if their payment was received.  On XX/XX/XXXX the borrower called again to confirm payment receipt.  No further contact was established.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/10/2021
654143537	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was contacted for payment and they advised they are paid on the third Wednesday of the month and will remit payment then. On XX/XX/XXXX borrower advised this is a primary residence. Next due XX/XX/XXXX. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/24/2021
654750289	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer set up payments for $501.00 on XX/XX/XXXX and 12/15/2020.  From XX/XX/XXXX to XX/XX/XXXX, the borrower called monthly and made payments.  On XX/XX/XXXX, the homeowner advised that there is a hold on the checking account due to fraud and will follow up regarding the October payment once the hold is lifted.  On XX/XX/XXXX, the customer called and scheduled payments for $500.00 for XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower inquired if the servicer refinanced loans.  The agent confirmed that they did not handle refinances.  On XX/XX/XXXX, the homeowner scheduled two payments for $500.00 on XX/XX/XXXX and XX/XX/XXXX.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/10/2021
654323114	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX toXX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower called in to get their mailing address corrected. On XX/XX/XXXX, the borrower stated the mailing address on their insurance policy was incorrect. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/29/2021
654156331	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower called in to update their payment. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations, due to a death in the family, and made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact with the borrower noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654400311	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and agent assisted borrower with website set up and went over account information. On XX/XX/XXXX servicer called and spoke with borrower who verified account and stated will make online payment on the 16th. On XX/XX/XXXX borrower called in returning missed call and the agent advised call was in reference to February's payment. Borrower stated will be making payment online. On XX/XX/XXXX borrower called in stating received a call and agent advised was in reference to payment and borrower stated made the payment yesterday. On XX/XX/XXXX borrower called in and stated does not like to receive letters before the grace period. On XX/XX/XXXX borrower called in stated had a death in the family and will pay June payment on XX/XX/XXXX. The agent advised borrower on how to avoid late credit reporting. On XX/XX/XXXX borrower called in and was advised of total amount due. Borrower stated needed to get the account unlocked and stated has made payment. On XX/XX/XXXX the servicer called and spoke with borrower and advised is a curtesy call. Borrower stated does not want call about payment until after the 16th and agent advised can remove number from dialer. On XX/XX/XXXX borrower called in stating is trying to get into the website. The agent assisted borrower with website. There has been no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated XX/XX/XXXX reflects loan modified in XXXX. No specific date noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/16/2021
654812489	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss loan terms and maturity date. Borrower called XX/XX/XXXX to confirm tax was paid. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/08/2021
654789201	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower did not want to verify anything as she is not sure if this is ID theft and will wait on papers from XXX. On XX/XX/XXXX borrower called advised she needs to set up the payment she was unable to do it online. On XX/XX/XXXX borrower called stated she wanted to know if she could get a breakdown of where her payments are posted. On XX/XX/XXXX borrower called with questions on a claim. On XX/XX/XXXX to get the address advised will be getting a claim check in 23 days. On XX/XX/XXXX borrower called to go over the process of the claim check. Servicer advised borrower to overnight. On XX/XX/XXXX borrower advised waiting to received claim check.  status of repairs. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX Claim filed for XXX damage date of loss XX/XX/XXXX in amount of $X.XX. XX/XX/XXXX Servicer try making contact with the borrower regarding repair status and documents still needed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/16/2021
654363666	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of  living out of country and did not have a proper number and was advised of website and provided the borrower with loan number.  On XX/XX/XXXX, the borrower requested mortgage statements from servicer since the loan transfer from prior servicer. On XX/XX/XXXX, the borrower requested loss draft information.  On XX/XX/XXXX, the borrower inquired on claim check and was advised that once received, it will be endorsed and overnighted to them. Claim was closed on XX/XX/XXXX. All funds for loss draft was released. On XX/XX/XXXX, the borrower was advised that final draw was mailed out today and provided tracking number. Damage was resolved. On 08262021, the borrower requested the address to send in overnight payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	08/26/2021
654567254	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to get info on property claim. On XX/XX/XXXX co borrower she is in the process of mailing a depreciation check of $X.XX and some change nd advised it is $X.XX less and she has to pay the difference out of pocket. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage date of loss XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/06/2022
654416773	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no authorized prior contact until 0XX/XX/XXXX.  On 0XX/XX/XXXX the third party was advised the death certificate and documents were received and to allow time to process. On XX/XX/XXXX the authorized third party as advised to submit a request for assumption. No further contact was noted.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654314644	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called to reschedule a payment. On XX/XX/XXXX the authorized third party called to reschedule a payment. On XX/XX/XXXX the authorized third party called to schedule a payment. On XX/XX/XXXX the borrower called to inquire about payment methods. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/14/2021
654274767	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated had death in family and will make payment by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654189770	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was notedXX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower inquired about transfer of servicing; agent provided new and phone number to new servicer.  OnXX/XX/XXXX the borrower authorized a payment in the amount of $838.32.  On XX/XX/XXXX the borrower inquired about a check received from the servicer; agent advised it is an escrow overage refund.  On XX/XX/XXXX the borrower reported an insurance claim for basement damage and asked how to get claim funds from their account.  On XX/XX/XXXX the borrower stated repairs were complete and asked how to withdraw remaining funds; call was transferred.  No further contact was established.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/19/2021
654859486	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and advised received a surplus check and stated mom (co-borrower) passed away and not able to cash and wanted to know if can be direct deposited like last year. On XX/XX/XXXX borrower called in for status of ACH check sent recently and all was dropped. On 0XX/XX/XXXX borrower called in to check on refund. The agent sent to supervisor to escalate and advised of time frame. There has been no further contact with borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654452789	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on insurance and was advised that the unendorsed insurance check in pending and that final inspection is not needed. On XX/XX/XXXX, the borrower discussed insurance estimate and was advised to send settlement letter. Insurance claim was closed on XX/XX/XXXX. Claim check was endorsed and released. On XX/XX/XXXX, the borrower inquired on escrow check received and was advised of escrow surplus. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	XX/XX/XXXX
654871802	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX due to performing status. On XX/XX/XXXX the borrower called to dispute fees and was directed to submit the dispute in writing. On XX/XX/XXXX the borrower called to inquire about a prior delinquency period and fees, and was again directed to submit an inquiry in writing. On XX/XX/XXXX the borrower called to have funds applied to principal. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/11/2021
654970153	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: No borrower contact noted; the loan is current and performing.	12/31/2021	12/03/2021
654917035	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated the borrower is deceased. The death certificate was received on XX/XX/XXXX and third party appointed the Executor of the Estate at that time. There was no evidence of contact prior to XX/XX/XXXX. On XX/XX/XXXX the executor called stating the payment sent in will be 10 cents short. The borrower also advised the probate process had stopped. There was no further evidence of borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/14/2021
654400922	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	12/30/2021
654901039	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called to make a payment. On XX/XX/XXXX the authorized third party called to inquire about setting up automatic payments. On XX/XX/XXXX the authorized third party called to confirm receipt of a payment. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
654448566	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower promised to mail their payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/13/2021
654946449	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX co-borrower called in for loan number and agent provided the loan number. The co-borrower stated borrower passed away in 2006. The agent advised someone will be reaching out and a packet will be sent. The agent also offered the online portal as an option to review statement, make payments, and upload documents. Comment dated XX/XX/XXXX reflects deceased notification received for borrower 1 and the informant was co-borrower. On XX/XX/XXXX co-borrower called in and stated made an error in making the mortgage payment and agent advised can take the payment and also advised of the online portal options. There has been o further cotact with borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654265885	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was established fromXX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower asked for the payment address and loan number.  On XX/XX/XXXX the borrower inquired about the escrow balance and unpaid principal balance.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments reflect an insurance claim for unspecified damage.  Claim funds in the amount of $X.XX were received on XX/XX/XXXX and released to the borrower on XX/XX/XXXX.  The claim is not being monitored and there is no evidence of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654718322	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX spouse of deceased borrower called in and was advised that authorization is needed. Spouse stated borrower is deceased and agent advised spouse to send in the death certificate and court documents for authorization. Third party stated wants name on account instead of husbands and agent advised of refinance or county can add name to loan and that sending in documents will not change name on account. The agent provided loan servicing information and took payment in amount of $653.18 and provided confirmation number. There has been no further contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654658953	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been no contact with borrower and attempts to contact borrower have been unsuccessful. Borrower is deceased. Wife of deceased borrower is making payments on account. Loan is performing.	12/31/2021	12/21/2021
654005392	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Loan has been in an active bankruptcy and no contact was noted.	12/31/2021	12/29/2021
654016712	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss credit reporting and stated the co-borrower is deceased. On XX/XX/XXXX the borrower called to make a payment. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654130138	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to advise that an insurance claim was filed. On XX/XX/XXXX outbound contact was made with the borrower, who scheduled a payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per the commentary on XX/XX/XXXX a claim check in the amount of $X.XX was received for unspecified damages incurred on XX/XX/XXXX. The claim was classified as non-monitored and all funds were released to the borrower without inspection. There is no evidence that repairs were started or any damage details noted.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX as of XX/XX/XXXX; no damage was reported.	12/31/2021	12/30/2021
654068265	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called to make a payment. On XX/XX/XXXX outbound contact was made with the authorized third party, who made a promise to pay. On XX/XX/XXXX the authorized third party called to make a promise to pay. On XX/XX/XXXX outbound contact was made with the authorized third party, who made a promise to pay. On XX/XX/XXXX the authorized third party called to make a payment. On XX/XX/XXXX outbound contact was made with the borrower, who stated no Covid assistance was needed. On XX/XX/XXXX the authorized third party called to get the confirmation number for the October payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/07/2021
654005576	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower was not sure what to do about April’s payment because the account is still in bankruptcy. The borrower stated that the monthly installment went up but it does not comply with the chapter. The bankruptcy department advised that if the Trustee instructed to begin making payments in April then the borrower should make the April payment and then was advised of what the new payment for May would be. The borrower also requested the principal balance amount. There was no further contact or contact attempts. No updated status on the bankruptcy evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Chapter XX discharged XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower was to call the insurance company to file a claim per comments on XX/XX/XXXX. No further reference is evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	04/19/2021
654847807	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer advised borrower confirmation number for May and advised of escrow balance. On XX/XX/XXXX borrower called to have surplus check reissued. On XX/XX/XXXX borrower called to inquire on online account. On XX/XX/XXXX borrower advised attorney to be authorized on the account. On XX/XX/XXXX authorized 3rd party called having issues with borrowers escrow check and reaching a settlement with the contractors. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX Insurance claim on property date of loss XX/XX/XXXX in amount of $X.XX and $X.XX. XX/XX/XXXX Servicer accepted contractors proposal.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654181999	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Property was in XXX disaster area noted on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim check. Claim was filed for XXX damages. Claim funds released XX/XX/XXXX in the amount of $X.XX and claim was closed. Borrower called XX/XX/XXXX regarding claim check. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/31/2021
654554080	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized 3rd party  called and made a payment. On XX/XX/XXXX authorized 3rd party called and made a payment. No further contact. Loan is current.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/02/2021
654926770	3	[3] Property Damage - UTD - No evidence of resolution [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed the service transfer and advised that they could not get the claim checks endorsed. Provided contact information to the borrower for insurance. On XX/XX/XXXX, the borrower discussed insurance claim and trying to resolve the situation with the claim checks. On XX/XX/XXXX, the borrower discussed the service transfer and requested documentation for the transfer to provide to their insurance company. On XX/XX/XXXX, the borrower requested proof of the transfer for the insurance company to reissue claim checks. On XX/XX/XXXX, the borrower discussed insurance claim and issue with claim. Borrower was advised that insurance checks had the wrong name on it and borrower stated that they would call to get the checks reissued. On XX/XX/XXXX, the borrower discussed claim checks and noted of XX claim checks totaling $X.XX. Borrower also discussed insurance estimate and claims packet. On XX/XX/XXXX, the Chapter XX bankruptcy was closed to dismissal. There was no further contact with the borrower. Loan is currently in performing status and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Damage was first noted on XX/XX/XXXX which the borrower stated the damage was prior the service transfer. Damage was not specified. Per comment on XX/XX/XXXX, claim checks totaling $X.XX was noted. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/28/2021
654245273	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX; as of XX/XX/XXXX, all loss draft funds have been disbursed and the issue has been resolved.	12/31/2021	12/21/2021
654426203	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On 01/0/42021 borrower called and made a payment. On XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX borrower called about a payment letter received. Servicer advised payment was made 05/1/22021. On XX/XX/XXXX co borrower called borrower 1 her husband passed away XX weeks ago. On  XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX Co borrower called to have borrower 1 removed. On XX/XX/XXXX the borrower called and made a payment. No further contact. The loan is current.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654120432	3	[3] Loan exhibits evidence of litigation. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is evidence of litigation on the file.  Comments, dated XX/XX/XXXX, the loan is involved in active litigation. The details of the litigation case were not provided in file. The status of the litigation case is unknown.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: No borrower contact noted within the review period; the loan is current and performing.	12/31/2021	12/30/2021
654078459	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to change the email address. On XX/XX/XXXX The borrower called about a claim for XXX damage. No further contact was noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A check for XXX damage was received.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654125426	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: An unauthorized party was advised of the documentation needed to become authorized.	12/31/2021	12/11/2021
654129168	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed credit reporting and service transfer. On XX/XX/XXXX, the co-borrower advised that borrower passed away XXX. Borrower advised that they wanted to refinance. On XX/XX/XXXX, the borrower discussed letter received and that there is no pandemic impact. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/31/2021
654469743	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  XX/XX/XXXX the borrower called about an insurance check with the old servicer name on it. On 08/26/ and XX/XX/XXXX the borrower called with questions about the insurance claim. On XX/XX/XXXX The borrower was informed the check has been endorsed and returned and the claim was closed XX/XX/XXXX. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/02/2021
654005074	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to get principal balance after posting payment and if he paid the loan off today will he be able to get a reduction. Servicer advised they cannot. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower called and made a payment. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XX/XX/XXXX Claim check in amount of $X.XX received and is classified as non monitored. Cause of loss and date of loss not provided.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/18/2021
654806161	3	[3] Property Damage - UTD - No evidence of resolution

[2] Occupancy - Non Owner Occupied

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to advise of the pandemic status and stated that borrower 1 is in and out of employment due to the pandemic. The borrower also confirmed no XXX damage. On 4/XX/XX/XXXX, the borrower inquired about the payment increase and was advised it was due to escrow shortage. The borrower inquired about the shortage amount and requested to have a new analysis run. On XX/XX/XXXX, the borrower was contacted for payment and scheduled a payment. The borrower requested to have the late fee waived due to being in a forbearance and will call back on Monday to discuss extending the forbearance plan. The plan was noted as kept on XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule a payment. No further contact is evident
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A non-monitored claim was noted on XX/XX/XXXX with funds in the amount of $X.XX issued direct to borrower on XX/XX/XXXX and claim was closed. No further details evident.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/18/2021
654403222	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX On XX/XX/XXXX the borrower called to confirm the last payment was received. On XX/XX/XXXX the borrower called to make a payment. OnXX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. On XX/XX/XXXX the borrower called to confirm the last payment was received and made a promise to pay the March payment. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the hazard premium and reported a roof leak and a slab leak. On XX/XX/XXXX the borrower called to make a promise to pay. On XX/XX/XXXX the borrower called for the year end statement and made a promise to pay. On XX/XX/XXXX and 5/XX/XX/XXXX the borrower called to confirm receipt of a payment. On XX/XX/XXXX outbound contact was made with the borrower to discuss the account status. On the borrower called to advise the hardship is resolved and made a promise to pay. On XX/XX/XXXX the borrower called to inquire about a payment increase. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to confirm receipt of the June payment. On XX/XX/XXXX the borrower called about a letter. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the damage claim. On XX/XX/XXXX the borrower called to confirm the due date. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXXthe borrower called about the claim check. On XX/XX/XXXX the borrower called to confirm the account status. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to confirm the due date. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX claim was filed for damages incurred on XX/XX/XXXX. The claim was classified as endorse and release. All funds were released to the borrower without and inspection and there is no evidence that repairs were started.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/29/2021
654373447	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested credit reporting material. On XX/XX/XXXX, the borrower initiated a credit reporting dispute, stating their loan was modified in XXX and should have reported as current since the modification. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the Servicer researched the borrower’s dispute and provided the documents required to resolve the issue. On XX/XX/XXXX, the borrower requested assistance making their payment online. On XX/XX/XXXX, the borrower inquired about their payment options. On XX/XX/XXXX, the borrower inquired about having the co-borrower removed from the loan. On XX/XX/XXXX, the borrower scheduled a payment by phone. There was no further contact noted. The loan was current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/31/2021
654457256	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 4 [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX and no servicer contact attempts. On XX/XX/XXXX, the borrower called to make the December payment. There was no further contact evident. The account has been performing under a Chapter XX bankruptcy plan filed XX/XX/XXXX.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Prior bankruptcies discharged with filing dates of XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654096645	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated she sent money order for principal and interest. Servicer advised full payment including escrow is required. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	09/24/2021
654326582	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, a pay history dispute was completed. On XX/XX/XXXX, the borrower advised of a new XXX damage claim with a claim check for $X.XX and provided instructions. On XX/XX/XXXX, the borrower confirmed the servicer received the claim check. On XX/XX/XXXX, the borrower followed up again on the check and comments also note a dispute was completed for a reporting correction. On XX/XX/XXXX, the borrower confirmed insurance claim documents were received by the servicer and was also instructed to contact the insurance company to see if a letter would suffice for the adjuster’s report. On XX/XX/XXXX,XX/XX/XXXXthe borrower followed up on the claim and submitted the adjuster’s report. OnXX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on the status of the claim check and servicer advised it was mailed on XX/XX/XXXX. The claim was closed XX/XX/XXXX. On XX/XX/XXXX, a dispute was completed with account information updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  XXX damage was reported on XX/XX/XXXX with funds in the amount of $X.XX endorsed and released back to the borrower on XX/XX/XXXX and the claim was closed XX/XX/XXXX. No status of the repairs evident.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
654202153	3	[3] There is evidence of property damage. [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior toXX/XX/XXXX. OnXX/XX/XXXX, the borrower advised of two new XXX damage claims: one with a date of loss of XX/XX/XXXX and the other with a date of loss of XX/XX/XXXX. The claims were approved as stamp & go. On XX/XX/XXXX, the borrower inquired on the status of the checks and was advised that the funds were mailed on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called to confirm when the last payment was made and then made the August payment. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment and go a new computer but didn’t remember the passwords. Customer service assisted and reset the password. No further contact is evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower reported two XXX claims with dates of loss of XX/XX/XXXX and XX/XX/XXXX. Funds of $X.XX and $X.XX were originally received. The public adjuster's amount came in higher and adjuster and insurance company settled out the $X.XX limits on the policy. The claim was classified as stamp & go and the original funds were released along with funds of $X.XX and $X.XX on XX/XX/XXXX and XX/XX/XXXX. No reference to the status of the repairs evident.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/10/2021
654127194	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Property was in XXX disaster area noted on XX/XX/XXXX, no evidence of damages. Borrower calledXX/XX/XXXX to confirm insurance was paid. Property was in XXX disaster area on XX/XX/XXXX.  Borrower called XX/XX/XXXX to open new claim for XXX damages to property. Claim checks received from borrower in the amount of $ X.XX and $X.XX on XX/XX/XXXX. Checks were processed as stamp and go endorsement and claim is closed. Borrower called XX/XX/XXXX for claim status. Servicer advised checks were sent to borrower on XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/29/2021
654453826	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXXthe co-borrower called to confirm receipt of the last payment made. OnXX/XX/XXXX the co-borrower called to make a promise to pay and stated the primary borrower has been deceased for some time. On XX/XX/XXXX the co-borrower called to make a payment. On XX/XX/XXXX the co-borrower called to schedule a payment. On XX/XX/XXXX the co-borrower called to confirm receipt of a payment. On XX/XX/XXXX the co-borrower called to confirm the banking information on file. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX as XX/XX/XXXX; no damage was reported.	12/31/2021	12/28/2021
654318596	3	[3] Property Damage - Fire - No evidence of repair [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact fromXX/XX/XXXX through XX/XX/XXXX. The borrower was informed on XX/XX/XXXX the check for the insurance claim was paid directly to the contractor. The spouse of the borrower called on XX/XX/XXXX to inquire about where to send the payment for May due to the service transfer. There was no further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower previously called on XX/XX/XXXX to report a claim for XXX damages. The borrower was informed on XX/XX/XXXX the check for the insurance claim was paid directly to the contractor. Amount of the claim funds was not provided. There was no reference to the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654355926	3	[3] There is evidence of property damage. [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to 12/10/2020.  On 12/10/2020, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the servicer advised of the lender placed insurance policy on the loan.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the authorized third party made a payment.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  A claim was filed for XXXX damage that occurred on XX/XX/XXXX.  A claim check for $X.XX was endorsed and released on XX/XX/XXXX.  The claim was closed on XX/XX/XXXX.  The damage details and the status of the repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654865214	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Servicer advised cannot take credit card payments. Borrower called XX/XX/XXXX and stated she mailed money order on XX/XX/XXXX. Property was in XXX disaster area noted on XX/XX/XXXX. Borrower called XX/XX/XXXX to file insurance claim, stated she fell due to ice. No property damage noted. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding servicing transfer. Servicer advised loan terms will not change. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding escrow analysis and new payment. Servicer advised payment increased due to taxes paid. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/31/2021
654031293	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower or authorized party fromXX/XX/XXXX to XX/XX/XXXX. Both borrowers are deceased. On XX/XX/XXXX Authorized third party requested that final draw insurance claim disbursement be re-issued in his name as both borrowers are deceased. Claim was closed XX/XX/XXXX. Authorized third party called XX/XX/XXXX and stated she sent 2 payments on account. Authorized party called from XX/XX/XXXX to XX/XX/XXXX was regarding changing name on insurance check so it can be cashed. Servicer agreed to re-issue check on XX/XX/XXXX. Authorized third party called XX/XX/XXXX regarding refund check; stated is in borrower name. Servicer advised only way to remove borrowers names on account is to refinance. There was no other contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	09/21/2021
654489957	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There wa no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. On XX/XX/XXXX the borrower called to discuss the insurance claim and stated the repairs are ongoing due to the weather. On XX/XX/XXXX the borrower called for status on the claim check. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per the commentary on XX/XX/XXXX the servicer received $X.XX in claim funds for XXX damages incurred on XX/XX/XXXX. On XX/XX/XXXX the servicer released the funds to the borrower without inspection.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/09/2021
654558238	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The loan is current and performing and there has not been any contact during the review period.	12/31/2021	11/03/2021
654002948	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in and made a payment in amount of $461.83. On XX/XX/XXXX borrower called in and made a payment in amount of $461.83. On XX/XX/XXXX borrower called in and made a payment in amount of $559.9. Borrower also inquired on why payment went up and agent advised escrow increased starting this month. On 0XX/XX/XXXX borrower called in and made a payment in amount of $559.29 and was advised of website for future payments. OnXX/XX/XXXX borrower called in and made a payment in amount of $559.29. On XX/XX/XXXX borrower called in and made a payment in amount of $559.29. On XX/XX/XXXX borrower called in and made a payment in amount of $559.29. On XX/XX/XXXX borrower called in and made a payment in amount of $559.29. On XX/XX/XXXX borrower called in and made a payment in amount of $559.29. On XX/XX/XXXX borrower called in and made a payment in amount of $559.29. On XX/XX/XXXX authorized third party called in wanting to know about the legal fee charges on account. Confirmed two payments received in September and asked if the October statement was sent and agent conformed it was. Authorized party also inquired about the deferred principal and agent sent copy of the defer agreement via email. On XX/XX/XXXX borrower called in and made a payment in amount of $559.29. On XX/XX/XXXX borrower called in and made a payment in amount of $559.29. There has been no further contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/16/2021
654669039	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX and XX/XX/XXXX, the borrower advised that they received a check for a claim and requested the mailing address to send the check to be endorsed. On XX/XX/XXXX, the borrower inquired on policy information from 2017. On XX/XX/XXXX, the borrower discussed claim and was advised to submit the check. On XX/XX/XXXX, the borrower was advised that the check would be endorsed and returned to them. Claim check was received from the borrower on XX/XX/XXXX. Claim was closed on XX/XX/XXXX and claim check was endorsed and released. On XX/XX/XXXX, the borrower inquired on mailing address to send in payment. On XX/XX/XXXX, the borrower was advised that payment was returned due to wrong account number. Borrower advised that the number was missing one number in it and processed a payment with correct account information. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Property damage was noted with a date of loss of XX/XX/XXXX. Damage was unspecified. Check was received in the amount of $X.XX on XX/XX/XXXX. Damage was resolved and check was endorsed and released and closed on XX/XX/XXXX.	12/31/2021	12/20/2021
654889991	3	[3] There is evidence of property damage.

[2] Occupancy - Non Owner Occupied

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower requested a payoff. Considering selling the property. On XX/XX/XXXX the borrower called for the origination date. On XX/XX/XXXX the borrower called about the property being locked up. Borrower was renovating the property and property and preservation locked as vacant. On XX/XX/XXXX the borrower requested payoff. On XX/XX/XXXX and XX/XX/XXXX discussed the balloon payment. On XX/XX/XXXX the borrower wanted to pay property inspection fees. On XX/XX/XXXX the borrower updated the mailing address. On XX/XX/XXXX the borrower stated they had damage due to XXX. Transferred to claims. On XX/XX/XXXX the borrower confirm the appointment. On XX/XX/XXXX the borrower stated the home was XXX. Through the remainder of October and November the borrower called for information on the active claim. On XX/XX/XXXX the borrower was advised of the time frame to process the draw. A photo inspection is required to close the claim. No further contact was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage from XXX was noted on XX/XX/XXXX. XXX was XXX. Repairs in process. Photo inspection needed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
654483796	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The comments were limited due to the loan has remained current for the past 12 months. There was no sign of contact prior toXX/XX/XXXX. At that time, the borrower was advised to send in the death certificate for the other borrower. The certificate was received on XX/XX/XXXX. The borrower next called on XX/XX/XXXX about a letter they received to update contact information. The borrower provided contact information and discussed paperless statements. There was no further evidence of contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654057806	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The was no contact or servicer contact attempts evident with the review period. The loan has been performing for the past 12 months and is under an active Chapter XX bankruptcy plan filed XX/XX/XXXX.	12/31/2021	12/10/2021
654345905	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXXthe authorized third party called to inquire about the unpaid balance and payment methods. On XX/XX/XXXX the borrower called to inquire about releasing the claim funds. Onj XX/XX/XXXX the borrower called to discuss the repair status. On XX/XX/XXXX outbound contact was made wit the authorized third party who inquired about the ACH form. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the authorized third party called to inquire about a duplicate payment withdrawal. On XX/XX/XXXX the authorized third party called to request an inspection. OnXX/XX/XXXX the authorized third party called to request a duplicate payment return. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per the commentary on XX/XX/XXXX the servicer is holding $X.XX in claim funds for unspecified damages incurred on an unspecified date. As of the end of the review period there is no evidence that the funds have been released or the repairs completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/10/2021
654979790	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower inquired about payment assistance and stated they had other expenses. On XX/XX/XXXX the borrower called to get the address. On XX/XX/XXXX the borrower was advised the check was endorsed and released. Advised the insurance estimate is needed to close the file. On XX/XX/XXXX the borrower verified the insurance policy information and promised payment today. On XX/XX/XXXX the borrower was advised the insurance policy had not been updated. Requested policy and proof of payment. On XX/XX/XXXX the borrower called to discuss escrow shortage. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/31/2021
654633520	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 4 attempts to contact the borrower fromXX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower asked for the dispute status on a payment from July2019 with the other servicer. On XX/XX/XXXX, the borrower made a payment and again inquired about the dispute status. The borrower made a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower again asked about the dispute status and advised that there is no proof of insurance to provide. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding the unresolved payment dispute. There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654778704	3	[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to confirm the XX/XX/XXXX payment went through and servicer advised it was sent back. The borrower advised of having difficulty with finances and made a partial payment with intent to make the remaining balance by the 12th and will make further arrangements by the 15th once the financial situation is better known. On XX/XX/XXXX, the borrower explained that after the passing of the co-borrower, the borrower has to handle all of the bills and arrange payments. The borrower wanted advised of having made the January payment but was unaware it was $10 short so it was returned. The borrower wanted to make half the January 15th payment that day and attempt to make the remainder by XX/XX/XXXX while citing utilities bills as the reason for hardship. The servicer offered a 1-month deferment and post dated the February 15th payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a partial payment but was advised of the scheduled payment for the 26th, so the borrower will call back. On XX/XX/XXXX, the borrower inquired if the previous payment was made due to issues with the bank. The March 15th payment was made and servicer advised of next due for April 15. On XX/XX/XXXX, the borrower called to make a payment and inquired if 12 payments could be made, in which the borrower was transferred. On XX/XX/XXXX, the borrower inquired about lender placed insurance and needed assistance with making a claim on the home. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment and inquired about the turnaround time for the insurance claim after photographs were taken of some property damage. A loss draft draw of $X.XX for XXX damage with a date of loss of XX/XX/XXXX was deposited on XX/XX/XXXX and then released to the borrower on XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called for COVID relief due to being impacted for medical/COVID and cannot make payments. A forbearance plan was placed on the account.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A XXX claim with a date of loss of XX/XX/XXXX was made on XX/XX/XXXX. Funds in the amount of $X.XX were released in full to the borrower on XX/XX/XXXX and the claim was closed. No indication of the repair status.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654972699	3	[3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX4. On XX/XX/XXXX the borrower called for the account number in order to male an online payment. On XX/XX/XXXX the borrower called to advise an insurance claim was filed and was given instructions for submitting the check. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. On XX/XX/XXXX the borrower called to advise another insurance check was received. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called to report a claim was filed for XXX damages and they have a check in need of endorsement by the servicer. As of the end of the review period there is no evidence that the check was received or that repairs were started.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654392195	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, inquired about a refinance solicitation letter they received. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/28/2021
654984040	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a promise to pay. On XX/XX/XXXX outbound contact was made with the borrower, who scheduled a payment. On XX/XX/XXXX the borrower called to discuss the hazard policy. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/28/2021
654990606	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was establishedXX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the borrower authorized payments in the amount of $2554.23.  On XX/XX/XXXX the borrower reported a web payment in the amount of $2939.28.  On XX/XX/XXXX the borrower called in regards to an insurance refund check.  On XX/XX/XXXX the borrower asked to make a principal payment in the same amount as the one made the prior month; agent advised there was no principal payment made the prior month and the borrower ended the call.  On XX/XX/XXXX the borrower inquired about insurance premium; agent advised the only way to lower premium is for borrower to find a new carrier and submit the new policy information.  On XX/XX/XXXX the borrower asked about an insurance claim; agent explained documentation needed from borrower.  The borrower asked for a copy of the adjuster's report from the servicer.  On XX/XX/XXXX the borrower asked for the adjuster's report again; agent advised borrower to call back as the image is not currently available.  Servicer advised most recent inspection on their system shows repairs as 0% completed; borrower stated would call back to schedule an inspection.  On XX/XX/XXXX the borrower authorized a payment in the amount of $2939.28.  On XX/XX/XXXX the borrower authorized a payment in the amount of $3077.80.  On XX/XX/XXXX the borrower asked about a second payment drafted in October; borrower asked that payment be applied towards December payment.  The servicer explained first draft did not go through and second draft covered October's payment.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments reference an open insurance claim for unspecified damage.  Borrower attempted to draw funds but servicer stated most recent inspection on file shows repairs as 0% complete.  The borrower indicated would call back to schedule an inspection but there is no evidence repairs have been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654129130	3	[3] Asset Documentation - Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Commentary on XX/XX/XXXX reflects a legal description error in the vesting deed from XXXX. There is no evidence that a corrective deed has been recorded.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments made on time during the review period. The loan performed throughout the entire review period.	12/31/2021	12/21/2021
654046641	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to inquire about applying for loss mitigation assistance. On XX/XX/XXXX, the borrower inquired about the documents they needed to submit. On XX/XX/XXXX, the borrower stated they were still interested in applying for assistance. On XX/XX/XXXX, the borrower stated they were going to submit a loss mitigation package. On XX/XX/XXXX, the borrower stated they didn’t want the terms of their loan to change and didn’t want to proceed with a modification. On XX/XX/XXXX, the borrower called in to inquire about their insurance premium disbursement. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower called in to make sure their payment had posted. On XX/XX/XXXX, the borrower called in to inquire about their tax bill. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/19/2021
654500106	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On 0XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX the borrower made a payment. OnXX/XX/XXXX spoke with the third party. On XX/XX/XXXX the third party called to make a payment. On XX/XX/XXXX the borrower advised they will call back Friday to make the payment. On XX/XX/XXXX the borrower requested tax information from 2020. On XX/XX/XXXX the borrower advised the primary borrower died last week. Advised of the documents needed. On XX/XX/XXXX the successor stated they are getting an attorney to file probate. Would like to assume the loan. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/13/2021
654085010	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called to discuss the credit reporting. On XX/XX/XXXX the borrower called to inquire about the payoff breakdown and how to submit a credit dispute. On XX/XX/XXXX the borrower called to confirm the account status. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/10/2021
654027712	3	[3] Occupancy - Vacant

[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX borrower stated XXX is damaged and was provided with the insurance company information to file claim. On XX/XX/XXXX borrower called insurance company who stated has no policy for him and agent provided phone and policy number. Comment on XX/XX/XXXX reflects property inspection completed and notes the previously reported XXX damage. Comment on XX/XX/XXXX reflects bid was approved to XXX and requested a 2nd bid for $X.XX for XXX replacement. On XX/XX/XXXX borrower stated has loss draft check with borrower and lender / servicer name on it and was provided with loss draft mailing address to send in. On XX/XX/XXXX borrower stated received claim check in amount of $X.XX for XXX damage and was advised to send in fully endorsed check, owners affidavit, and adjusters report. Comment on XX/XX/XXXX reflects property preservation completed XXX. Comment on XX/XX/XXXX reflects property preservation bid submitted in amount of $X.XX and 2nd bid in amount of $X.XX for full roof replacement. Comment on XX/XX/XXXX reflects bid approved in amount of $X.XX for XXX and bid was submitted in amount of $X.XX and 2d bid in amount of $X.XX to XXX. Comment on XX/XX/XXXX reflects opened loss draft for XXX damage reported on XX/XX/XXXX. XXX repairs completed on XX/XX/XXXX work order number XXX. On XX/XX/XXXX borrower called in regarding loss draft check stating should not be responsible for repairs done without his permission. Comment on XX/XX/XXXX borrower was advised anytime a loan is 45 days or more delinquent or the property is vacant property inspections are required and if repairs are required property preservation may submit bids for the work which is then billed back to the borrower. The claim check in amount of $X.XX was received  and posted to loss draft. On XX/XX/XXXX borrower called for status claim check and was advised adjuster's report is needed. On XX/XX/XXXX borrower was sent email advising of missing claim documentation. On XX/XX/XXXX borrower called in for check status and was advised adjuster's report is still needed. Borrower stated XXX was repaired but he did not hire the contractor. On XX/XX/XXXX email sent o borrower stated roof repairs have been completed and can release the funds once an inspection is completed. On XX/XX/XXXX email sent to borrower advising of claim documentation needed to proceed. On XX/XX/XXXX borrower stated borrower stated that the XXX prior to repairs damaged XXX in the home and XXX was placed without borrower permission. On XX/XX/XXXX and XX/XX/XXXX email sent to borrower regarding missing claim documentation that is needed. Comment on XX/XX/XXXX property preservation noted that there was no damage cause by XXX disaster due to XXX declared on XX/XX/XXXX but noted that there was exterior damage due to XXX damage. No further information relating to claim or that the claim check in amount of $X.XX was released.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been no contact with borrower despite numerous contact attempts made by servicer. The loan is performing and payments are being made online.	12/31/2021	12/23/2021
654552245	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Prior case XXX was filed XX/XX/XXXX and discharged XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	12/11/2021
654590731	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the wanted to make a payment but did not want to pay the fee. Will pay online. On XX/XX/XXXX asking about refinancing and how to get a claims check endorsed. On XX/XX/XXXX the borrower was advised the claims check had been sent out. Requested the borrower send the declarations page of the new policy. Discussed negative escrow. On XX/XX/XXXXBorrower called about a refund check and requested a payoff quote. On XX/XX/XXXX the borrower asked about the payment increase and wanted to make an escrow payment. On XX/XX/XXXX the borrower requested funds reapplied to principal and escrow. On XX/XX/XXXX discussed corporate fee. On XX/XX/XXXX discussed how to make a principal payment online. OnXX/XX/XXXX the borrower confirmed payment and escrow shortage. On XX/XX/XXXX the borrower called about lowering the interest rate. No further contact was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/29/2021
654744345	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower called in to inquire about a letter they received. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower inquired if their most recent payment had posted. On XX/XX/XXXX, the borrower inquired about their loan’s status. On XX/XX/XXXX, the borrower inquired about their most recent billing statement. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone.  On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower stated they were ill and might need loss mitigation assistance. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/18/2021
654886176	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Property was in XXX disaster area noted on XX/XX/XXXX, no evidence of damages. Borrower called XX/XX/XXXX and stated she settled her insurance claim after 4 years. Claim funds were received on XX/XX/XXXX and were released as stamp and go. Claim was closed. Borrower called XX/XX/XXXX and XX/XX/XXXX for check status. Servicer advised check was mailed on XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
654716625	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding escrow shortage statement. On XX/XX/XXXX authorized third party called in regarding escrow increase and why it went up $1711.26 and requested escrow analysis. The agent ran analysis and new payment is $1486.52 and will take effect this month. On XX/XX/XXXX authorized third party called in to become the successor in interest on the account and made a promise to pay $1486.52 via web by XX/XX/XXXX. Authorized party stated borrower passed away XX/XX/XXXX and wanted to know what documents are needed to become confirmed successor in interest and stated will send in death certificate. Comment dated XX/XX/XXXX reflects death certificate received and successor in interest confirmed. On XX/XX/XXXX authorized third party called in and was advised the payment change is based on tax and insurance. On XX/XX/XXXX authorized party called in about setting up auto draft and agent advised must be current first in order to set ACH up and offered to process payment but party declined stating will not give information out over phone. The agent walked party through online set uo and confirm payment $1486.52. On XX/XX/XXXX authorized party called in to see if account is set up on payment method and agent verified it was not and party requested to have bi-weekly form sent. On XX/XX/XXXX authorized third party called in regarding bi-weekly ACH form and agent emailed bi-weekly form. On XX/XX/XXXX authorized third party called in to have the bi-weekly form emailed and agent advised of 24 to 48 hour turnaround time. There has been no further contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654561036	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The plan was confirmed on XX/XX/XXXX.  The prior bankruptcy (case #XXX) filed on XX/XX/XXXX was discharged per notes dated XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing under bankruptcy and there has not been any contact during the review period.	12/31/2021	12/16/2021
654635146	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower 2 called to see if payment went through. On XX/XX/XXXX borrower 2 made a payment. On XX/XX/XXXX borrower 2 advised son has deed on the property and told her she has no rights to the home and advised her name is on the loan and have no problems with son getting home if he can pay it off. On XX/XX/XXXX authorized 3rd party was advised of missing items and needs death certificate. No further contact. Loan is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654757251	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower contacted the servicer to confirm the mailing address and advised that the co-borrower is deceased. On XX/XX/XXXX the borrower called to make a payment and requested auto-draft. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654501483	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to inquire about fees and the deferred balance. On XX/XX/XXXX the borrower called regarding a letter that was received. On XX/XX/XXXX the borrower called to inquire about the year end statement. On XX/XX/XXXX the borrower called to report a hazard claim was filed. On XX/XX/XXXX outbound contact was made with the borrower to explain the claim process. On XX/XX/XXXX the borrower called for status on the claim check. On XX/XX/XXXX outbound contact was made with the borrower to provide status on the next claim check. There was no additional borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX the borrower advised that a claim for damages sustained during XXX was filed, as XXX during XXX. As of XX/XX/XXXX the servicer had not released the claim funds, however the claim is noted as sign and go, and all funds will be released to the borrower without inspection once the check endorsement is finalized.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654814145	3	[3] Property Damage - Neglect - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower was contacted for payment and borrower provided a promise to pay before the grace period ends. On XX/XX/XXXX, the borrower was contacted for payment and borrower advised there was an issue with the late charge last month when trying to make the payment online on the 16th. The late charge was waived as a one-time courtesy and a payment was scheduled for XX/XX/XXXX. On XX/XX/XXXX, the borrower was contacted for payment and borrower requested to have the late fee waived due to a servicer error since the payment was made on the 16th. A request for the late fee removed was sent and the borrower scheduled the payment. On XX/XX/XXXX, the borrower was contacted for payment and a payment was scheduled for XX/XX/XXXX. No further contact is evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX reference review from an exterior BPO dated XX/XX/XXXX that indicates deferred maintenance with the needed repairs detailed as: exterior paint, repair/replace XXX as it is at the end of it's useful life, landscape, and repair/replace XXX. the estimated cost to repair is $X.XX to $X.XX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654290279	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was establishedXX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower inquired about insurance claim initial draw; agent advised inspection would be needed.  On XX/XX/XXXX the borrower asked why is the servicer only releasing $X.XX for their initial draw; borrower stated they need more than that to get the repairs started.  The borrower stated they believe servicer can hold only 10% of the total funds received and advised would get their attorney involved.  On XX/XX/XXXX the borrower and an authorized third party asked for status of the loss draft; agent advised they are in need of materials list on supplier's letterhead.  The third party stated adjuster's report has all the information needed.  Servicer advised claim processor would reach out to them.  On XX/XX/XXXX the borrower again asked for a loss draft draw; call was transferred to a supervisor who requested the funds be released.  On XX/XX/XXXX borrower inquired about loss draft again; servicer advised check would be sent via a shipping/courier provider.  On XX/XX/XXXX the borrower inquired about their next draw; agent advised it takes 5-7 business days and check might be received beginning of the week.  The borrower requested a new inspection and next draw, since checks are taking a while to be received.  On XX/XX/XXXX the borrower authorized a payment in the amount of $1039.22.  The next day the borrower requested the payment be cancelled.  On XX/XX/XXXX the borrower requested next draw be sent via overnight mail because last check was mailed on 02/10 but they did not receive it until XX/XX/XXXX.  Agent preordered the courier shipping label for the next draw.
 The property is located in an area impacted by a XXX disaster (XXX XX/XX/XXXX); damage was reported.  On XX/XX/XXXX the borrower advised their contractor has suggested they get an attorney to send a demand letter to the servicer if they don't get their loss draft funds in a timely manner.  On XX/XX/XXXX the borrower was advised loss draft check was sent vial regular mail; borrower was upset it was not sent via courier/shipping vendor as had been told previously.  Servicer apologized and stated next check would be sent via courier.  Borrower requested another inspection.  On XX/XX/XXXX contractor contacted servicer to ask funds be released so they can complete the repairs.  On XX/XX/XXXX the borrower inquired about payment increase; agent advised escrow increased.  The borrower stated they are still waiting for loss draft check to be received.  On XX/XX/XXXX the borrower requested a stop payment for the loss draft check as they still have not received it; borrower requested replacement check be sent via overnight mail.  Repairs on the property have stopped due to a lack of funds; contractor had been funder the repairs themselves while waiting for loss draft funds but they have now ceased work until funds are received.  Borrower requested additional time in a hotel as the home is uninhabitable.  On XX/XX/XXXX the borrower authorized a payment and asked about the escrow shortage amount; agent advised escrow analysis was not available and opened request to have imaged.  On XX/XX/XXXX the borrower requested next inspection.  OnXX/XX/XXXX the borrower asked next check be sent overnight with the shipping label that was not used last time.  On XX/XX/XXXX the borrower requested deferment assistance; borrower state they have not been home since it was damaged by a tree and repairs are ongoing.  Borrower stated their single point of contact is never available.  On XX/XX/XXXX the borrower discussed loss mitigation options.  On XX/XX/XXXX the borrower called to confirm final draw will be sent via shipping label.  Inspection reported repairs as 100% complete.  On XX/XX/XXXX the borrower was asked about payment; borrower stated would be paid next week via website.  On XX/XX/XXXX the borrower and contractor inquired about claim funds for XXX damage claim.  Agent asked borrower to allow time for processor to determine next steps.  On XX/XX/XXXX the borrower authorized a payment in the amount of $1232.04.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654942020	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, the borrower discussed the insurance claim.  A non-monitored claim was filed for XXX damage that occurred on XX/XX/XXXX.  A claim check for $X.XX was endorsed and released on XX/XX/XXXX.  On XX/XX/XXXX, the servicer requested the insurance estimate.  On XX/XX/XXXX, the borrower stated that the XXX was fixed.  The agent requested the insurance estimate to close the claim.  On XX/XX/XXXX, the borrower called to see if the due date could be changed.  The servicer advised that it was not an option; but that the loan was not being reported to the credit bureau due to the discharged Chapter XX bankruptcy case.   The customer stated that has a lot of health issues and the income has changed.  The homeowner is a substitute teacher and if no one calls out, then does not have work.  The agent advised that could apply for a modification since the homeowner is on social security income.  The caller plans to pay on the 25th of the month.  On XX/XX/XXXX, the homeowner stated that is going into surgery and promised to send the documents afterwards.   The caller promised to pay $655.12.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/24/2021
654533322	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding insurance cancellation letter. The agent advised payment will be issued within 24/48 hours. On XX/XX/XXXX borrower called in about insurance not being paid and stated has always been escrowed. On XX/XX/XXXX borrower called in regarding late fees on the account and any overage paid is being applied to late fees. Borrower stated wants overage to stay in unapplied. The agent reviewed history and advised late fees were being applied by prior servicer beginning 10/2019. On XX/XX/XXXX borrower called to go over escrow and agent confirmed hazard insurance is up to date. Borrower requested a complaint due to over payments are being applied to late fees and not in unapplied. On XX/XX/XXXX borrower called in to seek with compliance about current loan specifications. OnXX/XX/XXXX borrower called in stating payment are being applied incorrectly and stated everything over payment amount should be placed in unapplied and late fees should be paid like a balloon payment. On XX/XX/XXXX borrower called in to verify payment was accepted with adjustment and agent confirmed it was. Borrower also stated sent in $10.00 to cover the $0.93 was short and agent advised that payment was not yet received. On XX/XX/XXXX borrower called in about reaching the correspondence specialist on the account and is not responding to call. On XX/XX/XXXX borrower called in regarding letter informing account has legal fees that transferred from prior servicer and agent went over options if not able to make payments. On XX/XX/XXXX borrower called in and stated is leaning towards filing a legal suit for a registered agent and requested name of registered agent for legal department. Borrower also discussed warning to have any extra payment to go to principal. The agent did advise of the warning and will open task to have the 7 cents that applied to other fees to be reapplied to principal. Comment on XX/XX/XXXX reflects servicer called and spoke with representative from Tennessee DOCA advising they have received several complaints and rebuttals and stated payments are being posted correctly according to the note borrower's signed. The representative advised servicer too address the agency that response is the same and they will close out the complaint with the borrower. Comment on XX/XX/XXXX reflects that the amount paid to satisfies the lien. Comment on XX/XX/XXXX reflects HOA confirms payment received and lien release is in process. On XX/XX/XXXX borrower called in wanting to know why has an escrow shortage and agent advised that the account was transferred with a balance. Borrower agreed to pay $857.86 to clear escrow shortage. On XX/XX/XXXX borrower called in worried about a scam and agent advised they sent HOA fee payment and they stated it has not been received. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654192028	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments made on time during the review period. The loan performed throughout the entire review period.	12/31/2021	12/18/2021
654833726	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. OnXX/XX/XXXX the borrower called to make a promise to pay, citing excessive obligations. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/08/2021
654636711	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Authorized third party called XX/XX/XXXX regarding insurance premium payment and escrow account. Authorized third party called XX/XX/XXXX to make payment on account and discuss servicing transfer. Authorized third party called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654881203	3	[3] Property Damage - Flood - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer went over web portal and confirmed borrowers email address and advised total amount due and the due date. On XX/XX/XXXX servicer contacted borrower went over the forbearance ending in June and about the income coming in. On XX/XX/XXXX Servicer contacted the borrower and advised they are still working on the modification. On XX/XX/XXXX borrower called stated she received a copy of a valuation that was done on the home. Servicer advised it was due to having a loan modification. On XX/XX/XXXX servicer contacted borrower to go over next step on account and advised there is 2 sets of loan modification documents that need to be executed and returned. On XX/XX/XXXX borrower called about having 2 payments drafted. On XX/XX/XXXX borrower called to advise she was suppose to get 2 checks for 2 payments that were incorrectly drafted. On XX/XX/XXXX borrower called wanting to know when she will receive her draw. On XX/XX/XXXX borrower called advised was reported delinquent on her credit report. Servicer advised they need a copy of the report. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX date of loss XX/XX/XXXX due to XXX. No evdience of repairs completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654324319	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and requested to have the $129.00 fee waived. Servicer advised they do not waive those charges. On XX/XX/XXXX borrower called in reference to needing claim check. On XX/XX/XXXX borrower called in reference to statement delay and grace period. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX Claim was filed for XXX damage in amount of $X.XX. XX/XX/XXXX Borrower called needing a claim check.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/23/2021
654899321	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The collection comments were limited due to the loan has remained current and in bankruptcy. Relief from the bankruptcy was granted on XX/XX/XXXX. There was no evidence of borrower contact prior to XX/XX/XXXX. An authorized third party called at that time to make a payment. There was no further evidence of contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The motion for relief was filed on XX/XX/XXXX. Comments on XX/XX/XXXX stated relief was entered. No sign of a discharge or dismissal. A prior chapter XX was filed on XX/XX/XXXX (case number XXX) and closed as of XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/27/2021
654727040	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower processed a payment. On XX/XX/XXXX, the borrower discussed the total tax paid for the year of 2020. From XX/XX/XXXX to XX/XX/XXXX, the borrower scheduled payments. On XX/XX/XXXX, the borrower scheduled a payment and discussed prior non-sufficient fund payment made. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower called to confirm the payment scheduled and advised of claim check that they received, Confirmed with the borrower of the payment scheduled. On XX/XX/XXXX, the borrower inquired on claim check and estimate. Borrower was advised that estimate was received but not the check. On XX/XX/XXXX, the borrower inquired on if the claim check was received and was advised that the check is not reflected on the file. On XX/XX/XXXX, the borrower called to discuss loss draft claim. On XX/XX/XXXX, the borrower inquired on claim check. Advised the borrower that the check was endorsed and released on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  XXX and XXX damage was noted with a date of loss of XX/XX/XXXX. Claim check amount of $X.XX was received. No evidence of damage being resolved.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/06/2022
654971736	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments made on time during the review period. The loan performed throughout the entire review period.	12/31/2021	12/21/2021
654911444	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower fromXX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim for XXX damage. Service advised claim check was received and claim is under review. Borrower called XX/XX/XXXX for check status. Service advised check was mailed XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payment increase. Servicer went over escrow analysis and escrow shortage. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/01/2021
654246806	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party wanted to speak to their contact and was transferred to them. On XX/XX/XXXX, the borrower advised that they were not aware that the payment was not made and was going to call to see why it wasn't made. On XX/XX/XXXX, the borrower stated that they are being reported as deceased and also discussed the payment increase. On XX/XX/XXXX, the borrower advised that they would make the May payment at a later day. On XX/XX/XXXX, authorized third party discussed payment and late charge period. On XX/XX/XXXX, authorized third party discussed payment and funds in account. On XX/XX/XXXX, the borrower discussed credit report. Borrower stated that they are being reported as deceased and wants it removed due to their credit being affected. Borrower advised that father is deceased and not them. Issues with credit report and incorrectly being reported as deceased was continued on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, discussed non-sufficient payment and borrower will call to find out what is going on. On XX/XX/XXXX, authorized third party said that a money order was sent and advised third party of late fee. FromXX/XX/XXXX to XX/XX/XXXX, payment was discussed. On XX/XX/XXXX, the borrower discussed modification and was advised that loan is not available for modification due to being current. On XX/XX/XXXX and XX/XX/XXXX, the borrower discussed claim filed. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower discussed payment and nonsufficient funds. On XX/XX/XXXX, the borrower request code to make payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Final inspection was needed as noted on XX/XX/XXXX. New claim was filed as noted on XX/XX/XXXX. No evidence of damage being resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
654542898	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to 05/0/52021. On XX/XX/XXXX borrower called and requested the 1098. On XX/XX/XXXX borrower called for 2020 1098. No further contact. Loan is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654357449	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Occupancy - Non Owner Occupied

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact was initially established on XX/XX/XXXX. The borrower called regarding a letter they received and wanted to confirm the modification was completed and loan status was good. On XX/XX/XXXX the borrower called stating their bank account was frozen due to fraud and requested the mailing address to send in a payment. The borrower later called on XX/XX/XXXX regarding a home warranty company withdrawing funds from their bank account. The servicer advised they were not affiliated with that company. The borrower also inquired about taking their deceased spouse off the loan. On XX/XX/XXXX the borrower called about filling out a W-9 form. The servicer contacted the borrower on XX/XX/XXXX about the July payment. The borrower stated they always pay before the grace period ends. A payment was made over the phone on XX/XX/XXXX. No contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called about obtaining their statement through the website. There was no further evidence of borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower previously called on XX/XX/XXXX to report a claim for damages caused by XXX. The borrower was informed on XX/XX/XXXX they were waiting on the check for $X.XX to post in restricted escrow. Notes on XX/XX/XXXX referenced an email was sent to the borrower stating the servicer received notification the property was damaged, and requested the ball call in to discuss the status of the damages and claim. There was no reference to funds being released or repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
654960925	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer spoke to authorized 3rd party regarding payment for roofer. Third party confirmed repairs are complete. On XX/XX/XXXX authorized 3rd party stated she will make a payment online next week. No further contact all attempts were unsuccessful. Loan is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021